Non-current derivative financial liabilities	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Non-current derivative financial liabilities	Non-current derivative financial liabilities
The following is a summary of the change in non-current derivative financial liabilities:

(in millions of U.S. dollars)	Rainy River	New Afton	TOTAL
CHANGE IN NON-CURRENT DERIVATIVE FINANCIAL LIABILITIES
Balance, December 31, 2021	194.0	467.4	661.4
Settlements during the period(3)	(24.0)	(12.4)	(36.4)
Fair value adjustments related to changes in the Company’s own credit risk(1)	(20.3)	(48.1)	(68.4)
Other fair value adjustments(2)	25.0	(28.0)	(3.0)
Balance, December 31, 2022	174.7	378.9	553.6
Less: current portion(4)	(28.1)	—	(28.1)
Non-current portion of derivative financial liabilities	146.6	378.9	525.5
Balance, December 31, 2022	174.7	378.9	553.6
Settlements during the period(3)	(29.8)	—	(29.8)
Fair value adjustments related to changes in the Company’s own credit risk(1)	25.2	86.1	111.3
Other fair value adjustments(2)	29.8	78.4	108.2
Balance, December 31, 2023	199.9	543.4	743.3
Less: current portion(4)	(33.1)	(42.7)	(75.7)
Non-current portion of derivative financial liabilities	166.8	500.7	667.6
1.Fair value adjustments related to changes in the Company’s own credit risk are included in other comprehensive income.
2.Other fair value adjustments are included in the consolidated income statements.
3.Settlements during the period are on an accrual basis.
4.The current portion of the derivative financial liabilities is included in trade and other payables on the statement of financial position.
Rainy River Gold Stream Obligation
In 2015, the Company entered into a $175 million streaming transaction with RGLD Gold AG, a wholly owned subsidiary of Royal Gold Inc (“Royal Gold”). Under the terms of the agreement, the Company will deliver to Royal Gold 6.5% of gold production from Rainy River up to a total of 230,000 ounces of gold and then 3.25% of the mine’s gold production thereafter. The Company will also deliver to Royal Gold
60% of the mine’s silver production to a maximum of 3.1 million ounces and then 30% of silver production thereafter.
In addition to the upfront $175.0 million deposit, Royal Gold will pay 25% of the average spot gold or silver price at the time each ounce of gold or silver is delivered under the stream. The difference between the spot price of metal and the cash received from Royal Gold will reduce the $175.0 million deposit over the life of the mine. Upon expiry of the 40 year term of the agreement (which may be extended in certain circumstances), any balance of the $175.0 million upfront deposit remaining unpaid will be refunded to Royal Gold.
The Company has designated the Rainy River gold stream obligation as a FVTPL under the scope of IFRS 9. Accordingly, the Company values the liability at the present value of its expected future cash flows at each reporting period with changes in fair value reflected in the consolidated income statements and consolidated statements of comprehensive income.
Fair value adjustments represent the net effect on the Rainy River gold stream obligation of changes in the variables included in the Company’s valuation model between the date of receipt of deposit and the reporting date.
New Afton free cash flow interest obligation
In 2020, New Gold entered into a strategic partnership with Ontario Teachers’ Pension Plan ("Ontario Teachers'"). Under the terms of the strategic partnership, Ontario Teachers' acquired a 46% free cash flow interest in the New Afton mine for upfront cash proceeds of $300 million. Ontario Teachers' has an option to convert the free cash flow interest into a 46% joint venture interest in New Afton in the fourth year, or have their free cash flow interest remain as a free cash flow interest at a reduced rate of 42.5%. The agreement includes a minimum cash guarantee at the end of four years and a buyback option for New Gold.

The Company has designated the New Afton free cash flow interest obligation as an FVTPL under the scope of IFRS 9. Fair value of the New Afton free cash flow interest obligation on initial recognition was determined by the amount of the cash advance received. Subsequent fair value is calculated on each reporting date with gains and losses recorded in net earnings. Fair value adjustments as a result of the Company’s own credit risk are recorded in the consolidated statement of comprehensive income, as required by IFRS 9 for financial liabilities designated as FVTPL.
Components of the adjustment to fair value for the non-current derivative financial liabilities at each reporting date include:

Financial instrument	Components of the adjustment to fair value
Rainy River gold stream obligation
•Accretion expense due to passage of time
•Change in the risk-free interest rate
•Change in the Company specific credit spread
•Change in any expected ounces to be delivered
•Change in future metal prices

New Afton free cash flow interest obligation
•Accretion expense due to passage of time
•Change in the risk-free interest rate
•Change in the Company specific credit spread
•Change in any expected ounces to be delivered
•Change in future metal prices
•Change in production profile, operating and capital costs at New Afton, including considerations to the minimum cash guarantee over the first four years of the instrument.